BUSINESS COMBINATION - Purchase Price Allocation (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Intangibles	$ 32,900,000	$ 32,900,000
Goodwill	$ 140,287,000	$ 140,287,000		$ 0
LMA and Abacus
Business Acquisition [Line Items]
Intangibles			$ 32,900,000
Goodwill			140,287,000
Current Assets			1,280,100
Non-Current Assets			901,337
Deferred Tax Liabilities			(8,310,966)
Accrued Expenses			(524,400)
Other Liabilities			(1,171,739)
Total Fair Value			$ 165,361,332